Expense Example, No Redemption (INTEGRITY FUND OF FUNDS, INC., USD $)	12 Months Ended
May 01, 2011
INTEGRITY FUND OF FUNDS, INC.
Expense Example, No Redemption
1 Year	$ 245
3 Years	896
5 Years	1,613
10 Years	$ 3,746